Revenues from continuing operations	12 Months Ended
Dec. 31, 2019
Revenue [Abstract]
Revenues from continuing operations
22.	Revenues from continuing operations

	2019	2018	2017
Revenues from the sale of goods	$4,734	$23,874	$1,469
Milestone and licensing revenues	-	-	19,724
Revenues from the rendering of services	34	260	120
Rental revenue	136	499	1,000
	$4,904	$24,633	$22,313

All the rental revenues are generated from subleasing right-of-use assets.

In August 2017, the Company entered into a licensing agreement with a third-party in China and as a result, milestone and licensing revenues of $19,724 were recorded during the third quarter of 2017. The third party having not remitted funds associated with the license fee and initial milestone payment within the specified payment terms was consequently in breach of the agreement. As a result, the Company was in a position to exercise its contractual rights and opted to terminate the agreement in March 2018 thereby returning all the rights previously conferred under the license agreement back to Liminal. The Company wrote-off the accounts receivable to bad debt expense as at December 31, 2017 (note 32b).